TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2019
TRADE AND OTHER RECEIVABLES
Schedule of composition of trade and other receivables

	Balance
	Current		Non-current
Trade debtors and other accounts receivable, Net	12.31.2019	12.31.2018	12.31.2019	12.31.2018
	ThCh$	ThCh$	ThCh$	ThCh$
Trade debtors	150,509,528	147,728,216	—	66,510
Other debtors	39,620,246	16,722,240	466,007	1,204,187
Other accounts receivable	947,814	9,662,867	57,762	—
Total	191,077,588	174,113,323	523,769	1,270,697

	Balance
	Current		Non-current
Trade debtors and other accounts receivable, Gross	12.31.2019	12.31.2018	12.31.2019	12.31.2018
	ThCh$	ThCh$	ThCh$	ThCh$
Trade debtors	153,654,549	150,933,965	—	66,510
Other debtors	42,719,679	19,552,539	466,007	1,204,187
Other accounts receivable	1,196,347	9,925,027	57,762	—
Total	197,570,575	180,411,531	523,769	1,270,697

Schedule of stratification of the portfolio

	Balance
Current trade debtors without impairment impact	12.31.2019	12.31.2018
	ThCh$	ThCh$
Less than one month	148,150,717	144,172,500
Between one and three months	1,872,144	2,066,514
Between three and six months	838,277	601,042
Between six and eight months	482,596	851,009
Older than eight months	2,310,815	3,309,410
Total	153,654,549	151,000,475

Schedule of current and non current trade receivables

	12.31.2019	12.31.2018
	ThCh$	ThCh$
Debtors for current credit operations	153,654,549	150,933,965
Non-current credit operations	—	66,510
Total	153,654,549	151,000,475

Schedule of movement in the allowance for expected credit losses

	12.31.2019	12.31.2018
	ThCh$	ThCh$
Opening balance	6,298,208	6,494,113
Increase (decrease)	1,762,246	1,629,761
Provision reversal	(1,184,953)	(1,257,591)
Increases (decrease) for changes of foreign currency	(382,514)	(568,075)
Sub – total movements	194,779	(195,905)
Ending balance	6,492,987	6,298,208